SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Mid Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.6%

Commercial Services - 3.2%
Amentum Holdings, Inc. *	24,700	449,540
ASGN, Inc. *	13,525	852,346
Booz Allen Hamilton Holding Corp.	27,550	2,881,179
Copart, Inc. *	32,000	1,810,880

		5,993,945

Consumer Durables - 1.0%
Take-Two Interactive Software, Inc. *	4,892	1,013,867
YETI Holdings, Inc. *	28,100	930,110

		1,943,977

Consumer Non-Durables - 2.3%
Coca-Cola Europacific Partners, PLC	40,700	3,542,121
elf Beauty, Inc. *	12,250	769,177

		4,311,298

Consumer Services - 1.1%
Nexstar Media Group, Inc.	11,550	2,069,991

Electronic Technology - 17.1%
Applied Materials, Inc.	24,350	3,533,672
Arista Networks, Inc. *	140,300	10,870,444
Broadcom, Inc.	68,025	11,389,425
Ciena Corp. *	16,525	998,606
MKS Instruments, Inc.	15,100	1,210,265
Monolithic Power Systems, Inc.	5,400	3,131,892
Vertiv Holdings Co.	11,575	835,715

		31,970,019

Energy Minerals - 2.3%
Chord Energy Corp.	18,850	2,124,772
Northern Oil & Gas, Inc.	73,100	2,209,813

		4,334,585

Finance - 11.0%
Air Lease Corp.	32,900	1,589,399
Ameriprise Financial, Inc.	10,000	4,841,100
Arthur J Gallagher & Co.	11,600	4,004,784
Carlyle Group, Inc.	85,700	3,735,663
Intercontinental Exchange, Inc.	25,300	4,364,250
Reinsurance Group of America, Inc.	10,300	2,028,070

		20,563,266

Health Services - 4.6%
Encompass Health Corp.	37,400	3,787,872
Molina Healthcare, Inc. *	6,250	2,058,687
Tenet Healthcare Corp. *	20,225	2,720,263

		8,566,822

Health Technology - 11.4%
Align Technology, Inc. *	6,025	957,131
Ascendis Pharma A/S, ADR *	10,800	1,683,288
Bio-Techne Corp.	21,700	1,272,271
Dexcom, Inc. *	48,040	3,280,652
Exact Sciences Corp. *	40,850	1,768,397
Glaukos Corp. *	8,300	816,886
IDEXX Laboratories, Inc. *	5,500	2,309,725
Insulet Corp. *	12,150	3,190,711
Natera, Inc. *	9,500	1,343,395
Sarepta Therapeutics, Inc. *	24,600	1,569,972

Name of Issuer	Quantity	Fair Value ($)

Thermo Fisher Scientific, Inc.	6,100	3,035,360

		21,227,788

Industrial Services - 6.0%
Cheniere Energy, Inc.	15,500	3,586,700
Jacobs Solutions, Inc.	24,700	2,985,983
Waste Connections, Inc.	23,400	4,567,446

		11,140,129

Non-Energy Minerals - 1.2%
Trex Co., Inc. *	38,625	2,244,113

Producer Manufacturing - 10.9%
AMETEK, Inc.	14,675	2,526,154
Axon Enterprise, Inc. *	6,800	3,576,460
BWX Technologies, Inc.	21,275	2,098,779
Carlisle Cos., Inc.	10,075	3,430,538
Donaldson Co., Inc.	22,950	1,539,027
Dover Corp.	21,875	3,843,000
Hubbell, Inc.	7,500	2,481,825
Xylem, Inc.	7,900	943,734

		20,439,517

Retail Trade - 5.4%
Lululemon Athletica, Inc. *	4,700	1,330,382
TJX Cos., Inc.	46,500	5,663,700
Ulta Beauty, Inc. *	8,600	3,152,244

		10,146,326

Technology Services - 18.2%
ANSYS, Inc. *	10,750	3,403,020
Atlassian Corp. *	16,950	3,596,960
Autodesk, Inc. *	14,800	3,874,640
Booking Holdings, Inc.	450	2,073,109
Crowdstrike Holdings, Inc. *	6,500	2,291,770
Dynatrace, Inc. *	65,375	3,082,431
Euronet Worldwide, Inc. *	16,075	1,717,614
Globant SA *	13,000	1,530,360
HubSpot, Inc. *	6,825	3,899,054
Paycom Software, Inc.	7,600	1,660,448
PTC, Inc. *	32,550	5,043,623
Spotify Technology SA *	3,250	1,787,597

		33,960,626

Transportation - 1.1%
Alaska Air Group, Inc. *	17,300	851,506
Knight-Swift Transportation Holdings, Inc.	28,500	1,239,465

		2,090,971

Utilities - 0.8%
WEC Energy Group, Inc.	12,800	1,394,944

Total Common Stocks (cost: $84,019,103)		182,398,317

MARCH 31, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2025

Sit Mid Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 2.5%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.23% (cost $4,637,209)	4,637,209	4,637,209

Total Investments in Securities - 100.1% (cost $88,656,312)		187,035,526

Other Assets and Liabilities, net - (0.1)%		(196,990)

Net Assets - 100.0%		$186,838,536

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks**	182,398,317	—	—	182,398,317

Short-Term Securities	4,637,209	—	—	4,637,209

Total:	187,035,526	—	—	187,035,526

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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